Premises, Equipment, Lease Commitments and Other Assets	12 Months Ended
Dec. 31, 2016
Premises, Equipment, Lease Commitments, And Other Assets [Abstract]
Premises, Equipment, Lease Commitments and Other Assets

Note 7: Premises, Equipment, Lease Commitments and Other Assets

Table 7.1: Premises and Equipment

(in millions)	Dec 31, 2016	Dec 31, 2015
Land	$1,726	1,743
Buildings	8,584	8,479
Furniture and equipment	6,606	7,289
Leasehold improvements	2,199	2,131
Premises and equipment leased under capital leases	70	79
Total premises and equipment	19,185	19,721
Less: Accumulated depreciation and amortization	10,852	11,017
Net book value, premises and equipment	$8,333	8,704

Depreciation and amortization expense for premises and equipment was $1.2 billion for the years 2016, 2015 and 2014.
Dispositions of premises and equipment resulted in net gains of $44 million, $75 million and $28 million in 2016, 2015 and 2014, respectively, included in other noninterest expense.
We have obligations under a number of noncancelable operating leases for premises and equipment. The leases predominantly expire over the next fifteen years, with the longest expiring in 2105, and many provide for periodic adjustment of rentals based on changes in various economic indicators. Some leases also include a renewal option. Table 7.2 provides the future minimum payments under capital leases and noncancelable operating leases, net of sublease income, with terms greater than one year as of December 31, 2016.
Table 7.2: Minimum Lease Payments

(in millions)	Operating leases	Capital leases
Year ended December 31,
2017	$1,195	3
2018	1,095	3
2019	968	3
2020	813	3
2021	624	2
Thereafter	2,174	3
Total minimum lease payments	$6,869	17
Executory costs		$(7)
Amounts representing interest		(3)
Present value of net minimum lease payments		$7

Total minimum lease payments for operating leases above are net of $495 million of noncancelable sublease income. Operating lease rental expense (predominantly for premises) was $1.3 billion for the years 2016, 2015 and 2014, net of sublease income of $86 million, $103 million and $137 million for the same years, respectively.
Table 7.3 presents the components of other assets.
Table 7.3: Other Assets

(in millions)	Dec 31, 2016	Dec 31, 2015
Nonmarketable equity investments:
Cost method:
Federal bank stock	$6,407	4,814
Private equity	1,465	1,626
Auction rate securities	525	595
Total cost method	8,397	7,035
Equity method:
LIHTC (1)	9,714	8,314
Private equity	3,635	3,300
Tax-advantaged renewable energy	2,054	1,625
New market tax credit and other	305	408
Total equity method	15,708	13,647
Fair value (2)	3,275	3,065
Total nonmarketable equity investments	27,380	23,747
Corporate/bank-owned life insurance	19,325	19,199
Accounts receivable (3)	31,056	26,251
Interest receivable	5,339	5,065
Core deposit intangibles	1,620	2,539
Customer relationship and other amortized intangibles	1,089	614
Foreclosed assets:
Residential real estate:
Government insured/guaranteed (3)	197	446
Non-government insured/guaranteed	378	414
Non-residential real estate	403	565
Operating lease assets	10,089	3,782
Due from customers on acceptances	196	273
Other (4)	17,469	12,618
Total other assets	$114,541	95,513

(1)	Represents low income housing tax credit investments.

(2)	Represents nonmarketable equity investments for which we have elected the fair value option. See Note 17 (Fair Values of Assets and Liabilities) for additional information.

(3)
Certain government-guaranteed residential real estate mortgage loans upon foreclosure are included in Accounts receivable. Both principal and interest related to these foreclosed real estate assets are collectible because the loans were predominantly insured by the FHA or guaranteed by the VA. For more information on the classification of certain government-guaranteed mortgage loans upon foreclosure, see Note 1 (Summary of Significant Accounting Policies).

(4)
Prior period has been revised to conform to the current period presentation of reporting derivative assets separate from other assets. See Note 1 (Summary of Significant Accounting Policies) for additional information.

Table 7.4 presents income (expense) related to nonmarketable equity investments.
Table 7.4: Nonmarketable Equity Investments

	Year ended December 31,
(in millions)	2016	2015	2014
Net realized gains from nonmarketable equity investments	$579	1,659	1,479
All other	(508)	(743)	(741)
Total	$71	916	738

Low Income Housing Tax Credit Investments We invest in affordable housing projects that qualify for the low income housing tax credit (LIHTC), which is designed to promote private development of low income housing. These investments generate a return mostly through realization of federal tax credits.
Total LIHTC investments were $9.7 billion and $8.3 billion at December 31, 2016 and 2015, respectively. In 2016, we recognized pre-tax losses of $816 million related to our LIHTC investments, compared with $708 million in 2015. We also recognized total tax benefits of $1.2 billion in 2016, which included tax credits recorded in income taxes of $939 million. In 2015, total tax benefits were $1.1 billion, which included tax credits of $829 million. We are periodically required to provide financial support during the investment period. Our liability for these unfunded commitments was $3.6 billion and $3.0 billion at December 31, 2016 and 2015, respectively. Predominantly all of this liability is expected to be paid over the next three years. This liability is included in long-term debt.